Shareholders' equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Identifiable assets acquired (liabilities assumed)		R$ (373,153)
Consideration transferred, acquisition-date fair value		733,604
Determining goodwill from expected future profitability
Consideration transferred, acquisition-date fair value		733,604
Goodwill recognised as of acquisition date		R$ 213,123
Inversiones Disal Emergencias S.A.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date	R$ (1,005)
Other assets	25,650
Other liabilities	(323)
Identifiable assets acquired (liabilities assumed)	(26,332)
Consideration transferred, acquisition-date fair value	144,430
Cash flow on acquisitions of companies with shareholders	143,425
Determining goodwill from expected future profitability
Consideration transferred, acquisition-date fair value	144,430
Goodwill recognised as of acquisition date	R$ 118,098
Percentage of voting equity interests acquired	100.00%